Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation	34.20%
Contract with Customer, Liability	$ 391,102	$ 361,260	$ 333,944
Deferred Revenue Recognized In Future	$ 63,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Percentage of remaining performance obligation	65.80%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Percentage of remaining performance obligation	22.10%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	7 years
Percentage of remaining performance obligation	12.10%